T. ROWE PRICE Retirement I 2020 Fund-I Class
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 39.4%
T. Rowe Price Funds:
New Income Fund  712,596 121,175 64,589 79,150,792 770,929
Limited Duration Inflation
Focused Bond Fund  403,639 178,935 46,590 105,480,534 555,882
International Bond Fund (USD
Hedged)  235,703 44,693 24,624 25,474,546 259,331
Emerging Markets Bond Fund  163,245 26,032 16,940 16,719,703 186,425
High Yield Fund  143,253 45,435 18,135 27,463,179 182,081
Dynamic Global Bond Fund  157,637 27,119 14,976 17,511,760 175,818
Floating Rate Fund  55,355 36,133 5,052 9,354,942 89,433
U.S. Treasury Long-Term Index
Fund  66,227 50,580 11,108 7,187,661 81,795
Total Bond Mutual Funds (Cost $2,252,694) 2,301,694
EQUITY MUTUAL FUNDS 59.5%
T. Rowe Price Funds:
Equity Index 500 Fund  885,312 113,566 354,906 7,426,506 748,815
Value Fund  245,304 221,749 48,292 12,465,360 544,487
Growth Stock Fund (2) 289,429 170,931 48,877 5,130,150 510,091
International Value Equity Fund  235,236 22,851 55,552 18,381,498 271,678
Overseas Stock Fund  232,187 23,704 52,855 21,557,199 267,956
International Stock Fund  218,697 22,303 42,191 12,035,549 259,847
Emerging Markets Stock Fund  139,755 9,784 48,312 2,647,348 149,919
Mid-Cap Growth Fund  128,525 13,745 23,585 1,283,678 148,239
Mid-Cap Value Fund  109,337 14,169 17,319 4,465,281 143,380
Small-Cap Stock Fund  77,053 9,419 16,604 1,481,570 100,821
New Horizons Fund (2) 96,365 16,204 27,850 1,128,569 93,626
Small-Cap Value Fund  65,829 7,224 11,818 1,597,579 92,548
Real Assets Fund  65,954 6,210 8,607 6,228,826 80,726
Emerging Markets Discovery
Stock Fund  1,221 27,320 300 2,166,298 33,773
U.S. Large-Cap Core Fund  7,380 17,054 481 940,434 29,088
Total Equity Mutual Funds (Cost $2,590,624) 3,474,994

T. ROWE PRICE Retirement I 2020 Fund-I Class

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.8%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 158,550 530,551 640,345 48,755,637 48,756
Total Short-Term Investments (Cost $48,756) 48,756
Total Investments in Securities 99.7%
(Cost $4,892,074) $ 5,825,444
Other Assets Less Liabilities 0.3% 17,032
Net Assets 100.0% $ 5,842,476
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2020 Fund-I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 364 MSCI EAFE Index contracts 3/21 (39,385) $ (1,208)
Short, 344 Russell 2000 E-Mini Index contracts 3/21 (37,826) (4,917)
Short, 1,139 S&P 500 E-Mini Index contracts 3/21 (216,934) (8,607)
Net payments (receipts) of variation margin to date 16,361
Variation margin receivable (payable) on open futures contracts $ 1,629

T. ROWE PRICE Retirement I 2020 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28,
2021. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 315 $ 6,038 $ 3,211
Emerging Markets Bond Fund (1,069) 14,088 7,375
Emerging Markets Discovery Stock Fund 182 5,532 200
Emerging Markets Stock Fund 4,728 48,692 1,602
Equity Index 500 Fund 70,099 104,843 11,719
Floating Rate Fund (105) 2,997 2,167
Growth Stock Fund 24,351 98,608 —
High Yield Fund (260) 11,528 7,370
International Bond Fund (USD Hedged) 1,311 3,559 3,487
International Stock Fund 5,937 61,038 2,787
International Value Equity Fund (5,213) 69,143 6,296
Limited Duration Inflation Focused Bond Fund 4,793 19,898 1,290
Mid-Cap Growth Fund 9,159 29,554 259
Mid-Cap Value Fund 2,588 37,193 2,062
New Horizons Fund 21,110 8,907 —
New Income Fund 7,776 1,747 14,655
Overseas Stock Fund (1,646) 64,920 5,283
Real Assets Fund 114 17,169 1,680
Small-Cap Stock Fund 4,120 30,953 537
Small-Cap Value Fund 1,026 31,313 704
U.S. Large-Cap Core Fund 213 5,135 270
U.S. Treasury Long-Term Index Fund 13,035 (23,904) 1,009
Value Fund 11,835 125,726 7,472
U.S. Treasury Money Fund, 0.09% — — 119
Totals $ 174,399# $ 774,677 $ 81,554+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $84,753 of the net realized gain (loss).
+ Investment income comprised $81,554 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2020 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2020 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2020 Fund-I Class

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R412-054Q3 02/21